Schedule of Investments (unaudited)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31(a)	$246	$228,057
3.75%, 02/15/28	286	279,890
4.00%, 02/15/30	246	234,651
4.88%, 01/15/29	195	192,168
5.38%, 11/01/33(b)	220	213,788
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	231	238,968
		1,387,522
Aerospace & Defense — 2.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	360	367,764
ATI, Inc.
4.88%, 10/01/29	170	167,259
5.13%, 10/01/31	185	180,642
5.88%, 06/15/33	225	226,381
7.25%, 08/15/30	210	216,521
Bombardier, Inc.
5.88%, 01/15/35(b)	260	257,290
6.75%, 06/15/33(b)	380	391,388
7.00%, 06/01/32(a)(b)	390	401,825
7.25%, 07/01/31(a)(b)	385	401,005
7.45%, 05/01/34(b)	200	218,213
8.75%, 11/15/30(b)	350	368,802
Moog, Inc., 5.50%, 10/15/34(b)	245	237,019
TransDigm, Inc.
6.00%, 01/15/33(b)	735	734,922
6.25%, 01/31/34(b)	150	151,474
6.38%, 03/01/29(b)	1,332	1,348,025
6.63%, 03/01/32(b)	1,070	1,087,901
6.75%, 08/15/28(b)	1,021	1,027,392
6.88%, 12/15/30(b)	706	723,702
7.13%, 12/01/31(b)	470	484,777
		8,992,302
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	474	476,126
Turning Point Brands, Inc., 7.63%, 03/15/32(b)	162	164,514
		640,640
Airlines — 0.8%
Alaska Airlines, Inc., 6.50%, 06/01/31(a)(b)	240	238,449
Allegiant Travel Co., 7.13%, 07/01/31(b)	335	339,448
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	356	358,975
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	1,352	1,344,409
United Airlines Holdings, Inc.
4.88%, 03/01/29	495	487,421
5.38%, 03/01/31	485	478,645
		3,247,347
Apparel — 0.4%
Crocs, Inc.
4.13%, 08/15/31(a)(b)	185	170,043
4.25%, 03/15/29(b)	185	177,945
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	205	195,702
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	250	230,735
VF Corp.
2.95%, 04/23/30	355	318,934
6.00%, 10/15/33	140	137,057
6.45%, 11/01/37	139	130,803
Security	Par (000)	Value
Apparel (continued)
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	$285	$292,244
		1,653,463
Auto Manufacturers — 1.8%
Allison Transmission, Inc.
3.75%, 01/30/31(b)	510	473,012
4.75%, 10/01/27(b)	200	199,038
5.88%, 06/01/29(b)	247	247,797
5.88%, 12/01/33(a)(b)	255	251,256
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	170	167,782
5.50%, 07/15/29(b)	245	242,364
5.88%, 01/15/28(b)	300	299,395
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(b)	150	139,273
2.75%, 03/09/28(b)	300	285,476
5.30%, 09/13/27(b)	170	168,921
5.55%, 09/13/29(b)	145	141,015
5.63%, 09/29/28(b)	350	347,919
6.13%, 09/30/30(b)	580	566,432
7.05%, 09/15/28(b)	305	311,223
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	1,220	1,199,636
4.81%, 09/17/30(b)	1,200	1,112,336
7.50%, 07/17/30(b)	435	445,557
7.75%, 07/17/32(b)	425	439,015
8.13%, 07/17/35(b)	615	648,923
		7,686,370
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
7.00%, 04/15/28(b)	199	201,985
7.50%, 02/15/33(a)(b)	405	417,971
American Axle & Manufacturing, Inc., 6.38%, 10/15/32(b)	440	437,651
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	300	304,243
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)(b)	400	396,452
6.38%, 04/15/34(b)	390	384,225
Dorman Products, Inc., 6.25%, 06/15/34(b)	225	225,641
Forvia SE
6.75%, 09/15/33(b)	195	194,036
8.00%, 06/15/30(b)	275	289,018
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	405	420,976
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(b)(d)	85	85,547
7.38%, 05/15/33, (7.38 % PIK)(b)(d)	280	290,226
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(b)(d)	270	279,846
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(b)(d)	265	278,264
Phinia, Inc.
6.63%, 10/15/32(b)	255	257,536
6.75%, 04/15/29(b)	275	279,554
ZF North America Capital, Inc.
6.75%, 04/23/30(b)	380	377,101
6.88%, 04/14/28(b)	275	279,951
6.88%, 04/23/32(b)	385	378,251
7.13%, 04/14/30(a)(b)	320	322,070
7.50%, 03/24/31(b)	729	734,084
		6,834,628

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 0.2%
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	$475	$508,456
Popular, Inc., 7.25%, 03/13/28	210	214,718
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	210	210,290
		933,464
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(b)	385	372,998
Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)(b)	465	453,641
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)	575	580,263
7.25%, 12/15/33(b)	495	510,396
		1,544,300
Building Materials — 2.6%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	203	198,726
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	645	586,942
5.00%, 03/01/30(b)	285	276,199
6.38%, 06/15/32(a)(b)	327	325,078
6.38%, 03/01/34(b)	475	466,090
6.75%, 05/15/35(b)	365	361,372
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(b)	1,357	1,379,251
6.75%, 07/15/31(b)	265	271,793
Knife River Corp., 7.75%, 05/01/31(b)	203	209,399
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	348	348,197
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	343	337,717
Quikrete Holdings, Inc., 6.38%, 03/01/32(b)	1,933	1,956,590
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(b)	559	558,207
8.88%, 11/15/31(b)	553	579,043
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)(b)	340	326,453
6.25%, 08/01/33(b)	530	524,208
6.50%, 08/15/32(b)	479	479,916
Standard Industries, Inc./New York
3.38%, 01/15/31(b)	542	486,519
4.38%, 07/15/30(b)	760	717,505
4.75%, 01/15/28(b)	500	496,954
		10,886,159
Chemicals — 3.0%
Ashland, Inc.
3.38%, 09/01/31(a)(b)	220	200,180
6.88%, 05/15/43	143	145,466
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	220	227,535
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	410	390,063
Celanese U.S. Holdings LLC
6.50%, 04/15/30	345	349,240
6.75%, 04/15/33(a)	535	545,362
7.00%, 02/15/31	295	302,462
7.33%, 07/15/29	360	374,238
7.35%, 11/15/28	377	391,125
7.38%, 07/15/32(a)	469	490,721
7.38%, 02/15/34(a)	380	390,885
7.55%, 11/15/30	495	521,071
7.70%, 11/15/33	460	486,929
Security	Par (000)	Value
Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	$266	$265,697
Element Solutions, Inc., 3.88%, 09/01/28(b)	395	388,447
FMC Corp.
3.45%, 10/01/29(a)	245	225,149
4.50%, 10/01/49(a)	244	156,395
5.65%, 05/18/33(a)	245	218,857
6.38%, 05/18/53(a)	250	194,602
8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	325	244,452
HB Fuller Co., 4.25%, 10/15/28	150	146,642
Huntsman International LLC
2.95%, 06/15/31	210	187,198
4.50%, 05/01/29	292	281,041
5.70%, 10/15/34(a)	185	173,429
INEOS Finance PLC
6.75%, 05/15/28(b)	225	224,131
7.50%, 04/15/29(b)	390	382,928
Ingevity Corp., 3.88%, 11/01/28(a)(b)	300	289,348
Methanex Corp.
5.13%, 10/15/27	335	335,483
5.25%, 12/15/29(a)	355	351,884
5.65%, 12/01/44	145	126,745
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)	300	302,964
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	200	197,250
NOVA Chemicals Corp.
4.25%, 05/15/29(b)	326	317,104
7.00%, 12/01/31(b)	195	204,517
9.00%, 02/15/30(a)(b)	242	253,519
Olin Corp.
5.00%, 02/01/30(a)	258	247,779
5.63%, 08/01/29	333	329,389
6.63%, 04/01/33(b)	250	244,648
Qnity Electronics, Inc.
5.75%, 08/15/32(b)	490	486,515
6.25%, 08/15/33(b)	375	376,747
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)	465	454,693
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 6.13%, 07/15/33(b)	250	248,727
		12,671,557
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	166	173,191
SunCoke Energy, Inc., 4.88%, 06/30/29(a)(b)	263	250,852
		424,043
Commercial Services — 4.7%
ADT Security Corp.(The)
4.13%, 08/01/29(b)	465	445,408
4.88%, 07/15/32(a)(b)	377	352,712
5.88%, 10/15/33(b)	505	489,660
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)	660	672,324
API Group DE, Inc.
4.13%, 07/15/29(a)(b)	175	167,981
4.75%, 10/15/29(a)(b)	142	138,657
5.75%, 06/01/34(b)	260	254,492
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	455	454,856
Block, Inc.
3.50%, 06/01/31	505	460,425
5.63%, 08/15/30(b)	590	586,982
6.00%, 08/15/33(b)	400	396,675

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
6.50%, 05/15/32	$977	$987,067
Brink's Co.(The)
4.63%, 10/15/27(b)	285	283,166
6.50%, 06/15/29(b)	210	213,796
6.75%, 06/15/32(b)	222	226,072
Carrix, Inc., 6.13%, 08/01/33(b)	1,060	1,055,104
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)(b)	441	426,072
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)	450	432,544
CoreCivic, Inc., 8.25%, 04/15/29	195	202,446
Dcli Bidco LLC, 7.75%, 11/15/29(b)	254	260,923
Deluxe Corp., 8.13%, 09/15/29(b)	255	264,061
Garda World Security Corp., 6.50%, 01/15/31(b)	325	328,577
GEO Group, Inc. (The), 8.63%, 04/15/29	320	333,598
Graham Holdings Co., 5.63%, 12/01/33(b)	277	270,335
Grand Canyon University, 5.13%, 10/01/28(a)	191	188,897
Herc Holdings, Inc.
5.75%, 03/15/31(b)	295	292,073
6.00%, 03/15/34(a)(b)	300	294,129
6.63%, 06/15/29(b)	394	401,064
7.00%, 06/15/30(b)	823	848,734
7.25%, 06/15/33(a)(b)	435	448,860
Korn Ferry, 4.63%, 12/15/27(b)	200	198,785
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	477	468,484
Service Corp. International/U.S.
3.38%, 08/15/30	419	386,751
4.00%, 05/15/31	403	376,781
4.63%, 12/15/27	265	263,298
5.13%, 06/01/29	309	306,165
5.75%, 10/15/32	395	391,769
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(b)	841	842,191
TriNet Group, Inc.
3.50%, 03/01/29(a)(b)	225	212,370
7.13%, 08/15/31(b)	210	212,946
United Rentals North America, Inc.
3.75%, 01/15/32	367	335,104
3.88%, 11/15/27	339	335,083
3.88%, 02/15/31	560	523,460
4.00%, 07/15/30	353	335,209
4.88%, 01/15/28	814	810,784
5.25%, 01/15/30(a)	342	340,337
5.38%, 11/15/33(b)	730	710,805
6.13%, 03/15/34(b)	495	500,773
WEX, Inc., 6.50%, 03/15/33(b)	275	273,244
		20,002,029
Computers — 1.1%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	515	529,107
CACI International, Inc., 6.38%, 06/15/33(a)(b)	724	729,603
Crane NXT Co., 4.20%, 03/15/48	155	95,541
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)	490	508,678
Everforth, Inc., 4.63%, 05/15/28(b)	265	252,958
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	250	251,398
KBR, Inc., 4.75%, 09/30/28(a)(b)	129	126,971
NCR Atleos Corp., 9.50%, 04/01/29(b)	614	651,175
Science Applications International Corp.
4.88%, 04/01/28(b)	203	200,070
5.88%, 11/01/33(a)(b)	260	254,488
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29	165	160,157
Security	Par (000)	Value
Computers (continued)
5.75%, 12/01/34	$153	$151,118
5.88%, 07/15/30	185	187,947
9.63%, 12/01/32	353	386,976
		4,486,187
Cosmetics & Personal Care — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	74	72,668
5.60%, 01/15/31(b)	425	417,267
6.63%, 07/15/30(b)	211	212,196
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	249	239,600
5.50%, 06/01/28(b)	345	344,019
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	130	94,377
5.15%, 06/15/30	395	373,474
6.13%, 09/30/32(a)	360	342,026
		2,095,627
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(b)	185	175,548
4.00%, 01/15/28(b)	355	349,582
RB Global Holdings, Inc.
6.75%, 03/15/28(b)	271	273,418
7.75%, 03/15/31(b)	385	397,301
Resideo Funding II LLC
4.00%, 09/01/29(b)	156	147,717
6.50%, 07/15/32(a)(b)	290	290,098
		1,633,664
Diversified Financial Services — 6.7%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	250	244,202
6.70%, 02/14/33(a)	267	272,159
Azorra Finance Ltd.
6.25%, 02/15/34(b)	185	181,443
7.25%, 01/15/31(b)	250	257,482
7.75%, 04/15/30(b)	280	289,801
Bread Financial Holdings, Inc., 6.75%, 05/15/31(b)	240	244,668
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	175	172,391
6.88%, 04/15/30(b)	195	185,250
7.50%, 07/15/33(a)(b)	270	227,659
8.50%, 01/15/34(b)	205	177,325
9.25%, 07/01/31(b)	320	311,956
Coinbase Global, Inc.
3.38%, 10/01/28(b)	485	460,339
3.63%, 10/01/31(a)(b)	365	315,650
Credit Acceptance Corp.
6.63%, 03/15/30(b)	215	214,769
9.25%, 12/15/28(b)	259	268,120
Encore Capital Group, Inc.
6.63%, 04/15/31(b)	275	276,168
6.63%, 06/01/32(b)	375	375,515
8.50%, 05/15/30(b)	300	317,628
EZCORP, Inc., 7.38%, 04/01/32(b)	155	162,047
First Eagle Holdings, Inc., 7.25%, 08/15/32(b)	275	278,211
GGAM Finance Ltd.
5.88%, 03/15/30(b)	198	196,763
6.88%, 04/15/29(b)	175	177,844
8.00%, 06/15/28(b)	318	328,938

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	$486	$493,739
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(b)	290	281,366
6.13%, 11/01/32(b)	790	786,050
6.75%, 05/01/33(b)	985	1,003,832
7.13%, 04/30/31(b)	681	702,808
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(b)	490	473,730
6.63%, 10/15/31(b)	270	265,184
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)(b)	265	276,712
9.50%, 02/15/29(b)	180	187,656
Navient Corp.
4.88%, 03/15/28(a)	247	241,425
5.50%, 03/15/29(a)	350	335,225
5.63%, 08/01/33	294	242,554
7.88%, 06/15/32(a)	255	238,903
9.38%, 07/25/30	243	246,492
9.38%, 10/15/31(a)	250	249,739
11.50%, 03/15/31	238	251,313
OneMain Finance Corp.
3.88%, 09/15/28	275	265,740
4.00%, 09/15/30	401	367,658
5.38%, 11/15/29	350	342,049
6.13%, 05/15/30	350	347,898
6.50%, 03/15/33	415	405,144
6.63%, 01/15/28	355	358,400
6.63%, 05/15/29	425	430,199
6.75%, 03/15/32	300	298,546
6.75%, 09/15/33	485	477,182
7.13%, 11/15/31	380	385,088
7.13%, 09/15/32	380	383,979
7.50%, 05/15/31	375	384,375
7.88%, 03/15/30	330	341,612
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	316	299,469
5.75%, 09/15/31(b)	240	222,464
6.75%, 02/15/34(b)	315	292,170
6.88%, 05/15/32(b)	430	411,035
6.88%, 02/15/33(b)	425	403,260
7.13%, 11/15/30(b)	305	304,048
7.88%, 12/15/29(b)	385	395,292
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	199	188,507
8.38%, 02/01/28(b)	200	202,561
8.88%, 01/31/30(b)	282	290,362
Rocket Companies, Inc.
6.13%, 08/01/30(b)	980	987,945
6.38%, 08/01/33(b)	980	985,824
Rocket Cos, Inc.
6.13%, 08/01/31(b)	440	442,005
6.50%, 08/01/29(b)	370	374,860
6.50%, 06/15/34(b)	295	297,332
7.13%, 02/01/32(b)	455	466,350
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(b)	354	338,594
3.88%, 03/01/31(b)	605	560,482
4.00%, 10/15/33(a)(b)	417	368,279
Security	Par (000)	Value
Diversified Financial Services (continued)
SLM Corp.
6.50%, 01/31/30	$260	$262,982
6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(c)	255	254,087
Stonebriar ABF Issuer LLC
7.00%, 08/15/31(b)	175	175,132
8.13%, 12/15/30(b)	366	381,070
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)	341	346,135
StoneX Group, Inc., 7.88%, 03/01/31(b)	290	302,039
Synchrony Financial, 7.25%, 02/02/33	375	385,412
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	352	328,744
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	490	437,202
6.63%, 02/01/30(b)	379	351,578
WS Escrow LLC, 7.75%, 06/01/33(b)	355	367,303
		28,423,449
Electric — 4.1%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(c)	235	230,782
7.60%, 01/15/55, (5-year CMT + 3.20%)(c)	445	452,413
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(b)	180	176,609
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	475	435,717
3.75%, 01/15/32(b)	165	148,115
4.75%, 03/15/28(b)	395	389,830
5.75%, 01/15/34(b)	290	279,633
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	285	289,443
DPL LLC, 4.35%, 04/15/29	218	212,324
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(c)	235	242,511
8.13%, 06/15/53, (5-year CMT + 3.86%)(c)	231	236,334
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(b)(c)(e)	745	862,653
Emera U.S. Finance LLC
Series A, 6.65%, 10/01/56, (5-year CMT + 2.87%)(c)	185	185,831
Series B, 6.85%, 10/01/56, (5-year CMT + 2.65%)(c)	195	196,488
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(c)	370	365,232
7.63%, 12/15/54, (5-year CMT + 3.14%)(c)	240	248,455
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(a)(b)	240	235,440
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	175	166,083
NRG Energy, Inc.
3.38%, 02/15/29(b)	245	232,527
3.63%, 02/15/31(b)	445	410,036
3.88%, 02/15/32(b)	237	216,808
5.25%, 06/15/29(b)	370	366,491
5.75%, 01/15/28	415	415,184
5.75%, 07/15/29(b)	389	388,776
5.75%, 01/15/34(b)	595	579,472
5.88%, 05/15/34(b)	530	520,301
6.00%, 02/01/33(b)	445	443,662
6.00%, 01/15/36(b)	1,185	1,159,374
6.13%, 05/15/36(b)	480	473,811
6.25%, 11/01/34(a)(b)	456	454,798
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(c)	500	492,271
7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	420	417,727

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	$329	$321,273
PG&E Corp.
5.00%, 07/01/28	526	521,035
5.25%, 07/01/30	507	498,603
6.85%, 09/15/56, (5-year CMT + 3.23%)(c)	470	465,096
7.38%, 03/15/55, (5-year CMT + 3.88%)(c)	746	757,503
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(c)	250	250,678
7.25%, 09/15/56, (5-year CMT + 2.85%)(c)	250	250,808
TransAlta Corp.
5.88%, 02/01/34	210	204,717
6.50%, 03/15/40	120	115,500
TXNM Energy, Inc., 7.00%, 07/31/56, (5-year CMT + 3.25%)(a)(b)(c)	175	175,917
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	246	243,171
7.25%, 01/15/29(a)(b)	381	392,921
7.75%, 04/15/34(a)(b)	360	377,003
8.38%, 01/15/31(a)(b)	390	414,503
8.63%, 03/15/33(b)	425	454,064
		17,367,923
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/27(b)	161	159,066
6.63%, 01/15/32(a)(b)	159	160,901
WESCO Distribution, Inc.
5.25%, 04/15/31(b)	315	309,753
5.50%, 04/15/34(b)	390	378,869
6.38%, 03/15/29(b)	462	468,518
6.38%, 03/15/33(b)	405	411,793
6.63%, 03/15/32(b)	446	455,022
		2,343,922
Electronics — 0.7%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	200	189,528
Coherent Corp., 5.00%, 12/15/29(b)	497	486,308
Ingram Micro, Inc., 4.75%, 05/15/29(b)	955	929,273
Sensata Technologies BV, 5.88%, 09/01/30(b)	270	270,222
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	280	260,560
4.38%, 02/15/30(b)	227	218,899
6.63%, 07/15/32(b)	285	291,768
TTM Technologies, Inc., 4.00%, 03/01/29(b)	254	244,048
		2,890,606
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	349	333,795
5.00%, 01/31/28(b)	347	343,316
		677,111
Engineering & Construction — 0.7%
AECOM, 6.00%, 08/01/33(b)	573	569,730
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(b)	275	280,254
Fluor Corp., 4.25%, 09/15/28	265	259,576
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29(b)	205	204,422
6.38%, 07/15/34(b)	155	156,059
7.50%, 04/15/32(b)	165	171,758
Granite Construction, Inc., 6.38%, 06/15/34(b)	300	299,142
Security	Par (000)	Value
Engineering & Construction (continued)
HTA Group Ltd./Mauritius
6.75%, 04/01/31(b)	$250	$252,015
7.50%, 06/04/29(b)	480	490,815
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28(b)	215	211,293
6.75%, 01/15/34(b)	250	249,978
		3,145,042
Entertainment — 2.2%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(b)	187	191,158
Brightstar Lottery PLC, 5.25%, 01/15/29(b)	370	365,719
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)(b)	420	405,284
Caesars Entertainment, Inc.
6.50%, 02/15/32(a)(b)	730	697,566
7.00%, 02/15/30(b)	992	995,281
Cinemark USA, Inc.
5.25%, 07/15/28(b)	375	372,344
7.00%, 08/01/32(a)(b)	280	287,041
Light & Wonder International, Inc.
6.25%, 10/01/33(b)	510	501,075
7.25%, 11/15/29(b)	235	238,846
7.50%, 09/01/31(b)	295	303,868
Live Nation Entertainment, Inc.
3.75%, 01/15/28(b)	255	249,665
4.75%, 10/15/27(a)(b)	483	480,514
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	425	382,410
4.63%, 04/06/31(b)	190	159,650
8.45%, 07/27/30(b)	205	202,271
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	441	443,996
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	181	179,947
Vail Resorts, Inc.
5.63%, 07/15/30(b)	263	261,851
6.50%, 05/15/32(a)(b)	303	306,788
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	858	911,606
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	370	366,156
6.25%, 03/15/33(a)(b)	410	406,410
7.13%, 02/15/31(b)	485	508,208
		9,217,654
Environmental Control — 0.8%
Clean Harbors, Inc.
5.13%, 07/15/29(b)	151	149,146
5.75%, 10/15/33(b)	380	377,789
6.38%, 02/01/31(b)	234	236,400
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34(b)	495	457,903
5.63%, 07/01/31(b)	375	364,334
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	375	365,684
4.38%, 08/15/29(b)	260	249,980
4.75%, 06/15/29(b)	355	345,906
6.75%, 01/15/31(b)	484	489,857
Madison IAQ LLC, 4.13%, 06/30/28(b)	325	318,157

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	$160	$160,240
		3,515,396
Food — 2.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	660	621,154
4.88%, 02/15/30(b)	505	482,048
5.50%, 03/31/31(b)	330	317,088
5.63%, 03/31/32(b)	590	561,209
5.75%, 03/31/34(a)(b)	780	725,199
6.25%, 03/15/33(b)	295	285,728
6.50%, 02/15/28(b)	339	341,113
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)	210	207,521
Ingles Markets, Inc., 4.00%, 06/15/31(a)(b)	189	175,413
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	460	437,961
4.38%, 01/31/32(a)(b)	332	311,176
4.88%, 05/15/28(a)(b)	251	248,853
Performance Food Group, Inc.
4.25%, 08/01/29(b)	497	480,490
5.63%, 03/01/34(b)	535	518,948
6.13%, 09/15/32(b)	479	480,353
Pilgrim's Pride Corp.
3.50%, 03/01/32	433	389,665
4.25%, 04/15/31	420	399,340
6.25%, 07/01/33	320	328,394
6.88%, 05/15/34	145	154,377
Post Holdings, Inc., 6.25%, 02/15/32(b)	510	512,060
Safeway, Inc., 7.25%, 02/01/31(a)	137	142,054
U.S. Foods, Inc.
4.63%, 06/01/30(b)	237	230,275
4.75%, 02/15/29(b)	455	448,330
5.75%, 04/15/33(b)	255	252,302
6.88%, 09/15/28(b)	245	249,915
7.25%, 01/15/32(b)	253	261,411
		9,562,377
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(b)(c)	435	449,967
Health Care - Products — 0.7%
Avantor Funding, Inc.
3.88%, 11/01/29(b)	421	401,624
4.63%, 07/15/28(b)	762	751,533
Dentsply Sirona, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(a)(c)	270	269,365
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 10/01/29(b)	1,225	1,213,545
Teleflex, Inc.
4.25%, 06/01/28(b)	242	237,043
5.88%, 01/15/32(b)	255	252,795
		3,125,905
Health Care - Services — 4.6%
Centene Corp.
2.45%, 07/15/28	1,095	1,039,345
2.50%, 03/01/31	995	865,137
2.63%, 08/01/31	670	580,491
3.00%, 10/15/30	1,090	979,529
3.38%, 02/15/30	1,000	924,889
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 12/15/29	$1,575	$1,527,966
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	245	234,104
4.00%, 03/15/31(b)	250	233,212
4.25%, 05/01/28(b)	253	248,199
DaVita, Inc.
3.75%, 02/15/31(b)	734	677,049
4.63%, 06/01/30(b)	1,289	1,242,510
6.75%, 07/15/33(b)	505	517,719
6.88%, 09/01/32(a)(b)	519	533,357
Encompass Health Corp.
4.50%, 02/01/28	204	201,827
4.63%, 04/01/31	190	182,881
4.75%, 02/01/30	370	361,850
5.88%, 06/01/34(b)	265	262,365
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(c)	500	491,986
IQVIA, Inc.
6.25%, 06/01/32(b)	970	982,475
6.50%, 05/15/30(b)	285	290,390
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	303	280,188
3.88%, 05/15/32(b)	370	330,865
4.38%, 06/15/28(b)	405	396,388
6.25%, 01/15/33(b)	380	375,770
6.50%, 02/15/31(a)(b)	390	393,586
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	200	195,599
Tenet Healthcare Corp.
4.25%, 06/01/29	687	666,155
4.38%, 01/15/30	740	713,745
4.63%, 06/15/28	323	319,780
5.13%, 11/01/27	730	729,580
5.50%, 11/15/32(a)(b)	735	723,672
6.00%, 11/15/33(b)	300	300,960
6.13%, 06/15/30	908	912,597
6.75%, 05/15/31	688	701,642
6.88%, 11/15/31	100	106,110
		19,523,918
Holding Companies - Diversified — 0.7%
FS KKR Capital Corp.
3.13%, 10/12/28	350	329,000
6.13%, 01/15/30	360	350,911
6.13%, 01/15/31(a)	195	187,644
6.88%, 08/15/29	305	306,262
7.50%, 08/01/31	465	465,788
7.88%, 01/15/29	205	210,844
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(c)	295	297,256
8.00%, 06/01/56, (5-year CMT + 4.30%)(c)	260	272,934
Prospect Capital Corp., 3.44%, 10/15/28(a)	137	128,302
Stena International SA
7.25%, 01/15/31(b)	385	391,864
7.63%, 02/15/31(b)	260	268,004
		3,208,809
Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	175	168,039
4.63%, 04/01/30(b)	200	189,891
6.88%, 08/01/33(b)	215	214,499

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Century Communities, Inc.
3.88%, 08/15/29(b)	$243	$230,441
6.63%, 09/15/33(a)(b)	282	282,926
Dream Finders Homes, Inc.
6.88%, 09/15/30(b)	151	147,383
8.25%, 08/15/28(b)	155	158,080
Forestar Group, Inc.
5.00%, 03/01/28(b)	160	158,828
6.50%, 03/15/33(b)	245	245,508
Installed Building Products, Inc., 5.63%, 02/01/34(b)	265	255,804
KB Home
4.00%, 06/15/31	192	177,350
4.80%, 11/15/29	148	143,478
7.25%, 07/15/30	124	125,659
M/I Homes, Inc.
3.95%, 02/15/30	165	155,464
4.95%, 02/01/28	205	203,150
Mattamy Group Corp.
4.63%, 03/01/30(b)	299	286,551
6.00%, 12/15/33(b)	225	214,172
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	230	226,876
4.75%, 04/01/29	135	131,128
STL Holding Co. LLC, 8.75%, 02/15/29(b)	123	127,591
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	265	264,334
5.75%, 01/15/28(b)	220	221,943
5.75%, 11/15/32(b)	235	240,545
Thor Industries, Inc., 4.00%, 10/15/29(b)	252	237,525
Tri Pointe Homes, Inc., 5.70%, 06/15/28	155	155,057
		4,962,222
Home Furnishings — 0.4%
Somnigroup International, Inc.
3.88%, 10/15/31(b)	390	355,518
4.00%, 04/15/29(b)	418	401,777
Whirlpool Corp.
7.50%, 07/01/31(b)	500	496,878
7.88%, 07/01/34(b)	480	453,792
		1,707,965
Housewares — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/30(a)	246	232,414
4.13%, 04/30/31(b)	211	196,695
5.13%, 02/01/28	129	128,871
		557,980
Insurance — 1.1%
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(c)	235	226,078
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	378	382,869
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(c)	215	217,504
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(b)	1,555	1,573,078
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(b)(c)	300	288,218
7.95%, 10/15/54, (5-year CMT + 3.61%)(b)(c)	277	277,249
Liberty Mutual Group, Inc., 4.30%, 02/01/61(b)	365	223,641
Security	Par (000)	Value
Insurance (continued)
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	$220	$207,050
Pelagos Insurance Capital Ltd., 7.75%, 06/15/55, (5-year CMT + 4.28%)(c)	215	224,119
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	215	207,592
5.88%, 08/01/32(b)	610	601,609
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(b)(c)(e)	195	182,632
		4,611,639
Internet — 1.7%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(b)	178	158,424
Gen Digital, Inc.
6.25%, 04/01/33(b)	470	462,668
6.75%, 09/30/27(b)	396	396,609
7.13%, 09/30/30(a)(b)	306	310,650
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	410	383,614
5.25%, 12/01/27(b)	330	329,449
Match Group Holdings II LLC
3.63%, 10/01/31(b)	240	214,284
4.13%, 08/01/30(b)	236	220,809
4.63%, 06/01/28(b)	255	250,942
5.00%, 12/15/27(b)	241	240,290
5.63%, 02/15/29(b)	155	154,456
6.13%, 09/15/33(a)(b)	380	369,984
Rakuten Group, Inc., 9.75%, 04/15/29(b)	980	1,064,055
Snap, Inc.
6.88%, 03/01/33(b)	724	707,221
6.88%, 03/15/34(a)(b)	290	280,920
Wayfair LLC
6.75%, 11/15/32(b)	365	371,574
7.13%, 05/31/34(b)	190	195,185
7.25%, 10/31/29(b)	400	411,914
7.75%, 09/15/30(b)	335	351,045
Ziff Davis, Inc., 4.63%, 10/15/30(b)	238	222,545
		7,096,638
Iron & Steel — 1.2%
Carpenter Technology Corp., 5.63%, 03/01/34(b)	325	320,408
Champion Iron Canada, Inc., 7.88%, 07/15/32(b)	246	252,157
Commercial Metals Co.
3.88%, 02/15/31	155	144,290
4.13%, 01/15/30	165	157,612
4.38%, 03/15/32	140	130,941
5.75%, 11/15/33(b)	485	476,354
6.00%, 12/15/35(a)(b)	485	476,610
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(b)	487	458,979
4.50%, 09/15/27(b)	230	228,037
5.88%, 04/15/30(b)	230	230,563
6.13%, 04/15/32(b)	403	407,246
Mineral Resources Ltd.
6.00%, 05/01/32(b)	310	304,307
6.25%, 05/01/34(b)	340	331,384
7.00%, 04/01/31(b)	314	323,127
8.50%, 05/01/30(b)	301	310,374
9.25%, 10/01/28(b)	342	351,761

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
U.S. Steel Corp.
6.65%, 06/01/37	$132	$134,982
6.88%, 03/01/29(a)	178	178,000
		5,217,132
Leisure Time — 0.5%
Acushnet Co., 5.63%, 12/01/33(b)	260	254,927
Carnival Corp. Ltd., 6.13%, 02/15/33(b)	232	232,011
Life Time, Inc., 6.00%, 11/15/31(b)	260	262,215
Viking Cruises Ltd.
5.88%, 10/15/33(b)	835	826,805
7.00%, 02/15/29(b)	225	225,463
9.13%, 07/15/31(b)	350	366,461
		2,167,882
Lodging — 2.2%
Boyd Gaming Corp.
4.75%, 12/01/27	505	502,310
4.75%, 06/15/31(b)	477	455,481
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	365	373,472
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	741	670,494
3.75%, 05/01/29(b)	378	362,258
4.00%, 05/01/31(b)	519	487,031
4.88%, 01/15/30	491	484,043
5.50%, 09/15/31(b)	500	495,399
5.50%, 03/31/34(b)	510	499,594
5.75%, 09/15/33(b)	510	505,357
5.88%, 04/01/29(b)	230	231,745
5.88%, 03/15/33(b)	498	497,858
6.13%, 04/01/32(b)	230	232,007
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/32(b)	460	461,056
MGM Resorts International
4.75%, 10/15/28	368	364,333
6.13%, 09/15/29	420	422,586
6.50%, 04/15/32(a)	382	378,231
Travel and Leisure Co.
4.50%, 12/01/29(b)	334	321,823
4.63%, 03/01/30(b)	177	170,223
6.13%, 09/01/33(b)	253	248,440
6.25%, 06/01/31(b)	420	420,646
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(b)	260	254,565
5.63%, 03/01/33(b)	340	330,897
		9,169,849
Machinery — 0.7%
ATS Corp., 4.13%, 12/15/28(b)	178	173,390
BWX Technologies, Inc.
4.13%, 06/30/28(b)	193	188,230
4.13%, 04/15/29(b)	198	190,061
Esab Corp.
5.63%, 04/01/31(b)	470	464,318
6.25%, 04/15/29(b)	360	363,810
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	245	234,695
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(b)	635	623,774
Terex Corp.
5.00%, 05/15/29(b)	248	244,526
6.25%, 10/15/32(a)(b)	390	391,400
		2,874,204
Security	Par (000)	Value
Manufacturing — 0.6%
Amsted Industries, Inc.
4.63%, 05/15/30(b)	$209	$202,138
6.38%, 03/15/33(b)	277	279,370
Avient Corp.
6.25%, 11/01/31(b)	315	317,317
7.13%, 08/01/30(b)	355	360,261
Axon Enterprise, Inc.
6.13%, 03/15/30(b)	491	496,702
6.25%, 03/15/33(b)	370	375,242
Enpro, Inc., 6.13%, 06/01/33(b)	224	224,405
Trinity Industries, Inc., 7.75%, 07/15/28(b)	285	290,860
		2,546,295
Media — 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	993	878,933
4.25%, 01/15/34(a)(b)	665	542,964
4.50%, 08/15/30(b)	925	843,972
4.50%, 05/01/32(a)	1,019	878,772
4.50%, 06/01/33(a)(b)	615	523,235
4.75%, 03/01/30(b)	1,010	943,669
4.75%, 02/01/32(a)(b)	435	380,100
5.00%, 02/01/28(b)	817	806,575
5.38%, 06/01/29(b)	556	539,968
6.38%, 09/01/29(b)	504	500,813
7.00%, 02/01/33(a)(b)	660	632,498
7.38%, 03/01/31(a)(b)	387	385,484
7.38%, 02/01/36(a)(b)	450	427,810
Directv Financing LLC
8.88%, 02/01/30(b)	360	365,404
8.88%, 02/01/30(a)(b)	795	809,413
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(b)	107	106,747
9.25%, 06/01/32(b)	705	721,416
10.00%, 02/15/31(a)(b)	1,010	1,055,384
Discovery Communications LLC
3.63%, 05/15/30	460	425,500
4.13%, 05/15/29(a)	330	324,225
6.35%, 06/01/40	220	172,150
3.95%, 03/20/28(a)	620	609,147
5.00%, 09/20/37(a)	240	175,800
Discovery Global Holdings, Inc.
4.28%, 03/15/32(a)	1,410	1,252,884
5.05%, 03/15/42	2,005	1,393,475
4.05%, 03/15/29	670	658,081
5.14%, 03/15/52	475	301,896
McGraw-Hill Education, Inc.
5.75%, 08/01/28(b)	400	396,911
7.38%, 09/01/31(b)	325	329,108
Nexstar Media, Inc.
4.75%, 11/01/28(b)	497	487,338
6.50%, 09/15/33(b)	1,645	1,636,569
7.25%, 04/15/34(b)	870	871,950
Paramount Global
4.20%, 05/19/32(a)	480	408,149
4.38%, 03/15/43	690	421,864
4.60%, 01/15/45	275	166,044
4.85%, 07/01/42	230	148,130
4.90%, 08/15/44	250	155,568
4.95%, 01/15/31	630	577,333
4.95%, 05/19/50(a)	475	287,863

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/44	$175	$112,801
5.50%, 05/15/33	225	196,365
5.85%, 09/01/43	610	432,425
5.90%, 10/15/40	165	119,857
6.88%, 04/30/36(a)	550	502,720
7.88%, 07/30/30	435	453,516
Sirius XM Radio LLC
3.88%, 09/01/31(b)	687	619,979
4.00%, 07/15/28(b)	1,000	972,686
4.13%, 07/01/30(a)(b)	753	703,821
5.00%, 08/01/27(b)	590	589,145
5.50%, 07/01/29(b)	622	619,164
5.88%, 04/15/32(a)(b)	620	608,391
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	612	573,775
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	505	520,574
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	450	369,840
5.50%, 05/15/29(b)	760	682,299
VZ Secured Financing BV
5.00%, 01/15/32(b)	645	528,902
7.50%, 01/15/33(b)	555	498,138
Ziggo BV, 4.88%, 01/15/30(b)	560	504,303
		32,151,843
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(b)	250	242,076
6.38%, 06/15/30(b)	220	221,667
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(b)	285	276,184
		739,927
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	250	241,413
7.13%, 03/15/31(b)	375	385,829
Alumina Pty. Ltd.
6.13%, 03/15/30(b)	185	186,539
6.38%, 09/15/32(b)	285	286,856
Arcosa, Inc.
4.38%, 04/15/29(b)	200	195,423
6.88%, 08/15/32(b)	285	293,864
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	366	380,249
Coeur Mining, Inc., 6.88%, 04/01/32(b)	210	214,544
Constellium SE
3.75%, 04/15/29(b)	265	253,272
5.63%, 06/15/28(b)	210	209,228
6.38%, 08/15/32(b)	215	216,744
Hudbay Minerals, Inc., 6.13%, 04/01/29(b)	275	275,937
Novelis Corp.
3.88%, 08/15/31(b)	349	316,785
4.75%, 01/30/30(b)	784	753,540
6.38%, 08/15/33(b)	385	384,297
6.88%, 01/30/30(b)	372	381,681
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	220	225,579
PLS Group Ltd., 6.88%, 05/01/31(b)	260	263,530
		5,465,310
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(b)	257	259,897
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	174	171,070
Security	Par (000)	Value
Oil & Gas — 5.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(b)	$253	$252,109
6.63%, 10/15/32(b)	300	301,595
6.63%, 07/15/33(b)	255	256,119
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)	210	221,747
California Resources Corp.
7.00%, 01/15/34(b)	376	368,267
7.25%, 01/15/35(b)	275	271,722
Chord Energy Corp.
6.00%, 10/01/30(b)	385	386,290
6.75%, 03/15/33(b)	370	376,854
CNX Resources Corp.
5.88%, 03/01/34(a)(b)	260	251,899
7.25%, 03/01/32(b)	310	318,802
7.38%, 01/15/31(b)	240	245,249
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	453	455,046
7.63%, 04/01/32(b)	528	533,569
7.88%, 04/15/32(b)	470	478,638
8.38%, 01/15/34(b)	315	325,017
DBR Land Holdings LLC, 6.25%, 12/01/30(b)	265	267,276
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	277	276,458
6.00%, 04/15/30(b)	228	225,612
6.00%, 02/01/31(b)	292	284,642
6.25%, 11/01/28(b)	273	273,808
6.25%, 04/15/32(b)	257	249,483
6.88%, 05/15/34(b)	264	258,577
7.25%, 02/15/35(b)	506	501,867
8.38%, 11/01/33(b)	187	196,194
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.63%, 08/15/34(b)	235	235,079
6.88%, 12/01/32(b)	220	223,717
Matador Resources Co.
6.00%, 04/15/34(b)	375	362,695
6.25%, 04/15/33(b)	395	388,674
6.50%, 04/15/32(b)	426	425,203
Murphy Oil Corp.
5.88%, 12/01/42	185	160,493
6.00%, 10/01/32(a)	300	297,091
6.50%, 02/15/34	205	202,713
Nabors Industries, Inc.
7.63%, 11/15/32(b)	345	351,889
9.13%, 01/31/30(b)	275	287,508
Noble Finance II LLC
6.25%, 06/15/34(b)	395	383,573
8.00%, 04/15/30(b)	555	573,751
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/34(a)(b)	250	253,888
7.88%, 09/15/30(b)	261	270,871
9.88%, 03/15/30(a)(b)	370	396,410
Precision Drilling Corp., 6.88%, 01/15/29(b)	150	150,669
Range Resources Corp., 4.75%, 02/15/30(a)(b)	263	256,035
Seadrill Finance Ltd., 6.75%, 07/15/34(b)	360	346,607
SM Energy Co.
6.50%, 07/15/28	150	150,110
6.63%, 04/15/34(a)(b)	520	516,789
6.75%, 08/01/29(b)	400	405,804

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 08/01/32(a)(b)	$395	$401,311
8.63%, 11/01/30(b)	533	559,510
8.75%, 07/01/31(a)(b)	643	672,289
9.63%, 06/15/33(b)	277	304,707
Sunoco LP
4.50%, 10/01/29(b)	363	351,587
4.63%, 05/01/30(a)(b)	420	404,406
5.38%, 07/15/31(b)	300	294,271
5.63%, 03/15/31(b)	470	463,894
5.63%, 07/15/34(b)	295	285,222
5.88%, 03/15/34(b)	445	435,544
6.25%, 07/01/33(b)	485	486,106
6.63%, 08/15/32(b)	251	253,387
7.00%, 05/01/29(b)	345	352,513
7.25%, 05/01/32(b)	376	387,656
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	392	381,627
4.50%, 04/30/30	379	365,641
5.88%, 03/15/28	195	195,050
7.00%, 09/15/28(b)	203	206,531
Valaris Ltd., 8.38%, 04/30/30(b)	528	546,639
Vermilion Energy, Inc.
6.88%, 05/01/30(a)(b)	180	179,209
7.25%, 02/15/33(b)	145	143,390
		21,886,899
Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	363	368,198
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)	350	342,531
Bristow Group, Inc., 6.75%, 02/01/33(b)	250	250,287
Enerflex, Inc., 6.88%, 01/15/31(b)	230	233,772
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)	170	178,272
Kodiak Gas Services LLC
5.88%, 04/01/31(b)	480	474,606
6.50%, 10/01/33(b)	397	396,486
6.75%, 10/01/35(b)	310	312,354
Oceaneering International, Inc., 6.88%, 07/15/34(b)	250	255,803
TGS ASA, 8.50%, 01/15/30(b)	285	298,121
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(b)	397	390,684
7.13%, 03/15/29(b)	505	515,881
WBI Operating LLC
6.25%, 10/15/30(b)	425	424,923
6.50%, 10/15/33(a)(b)	280	279,502
Weatherford International Ltd., 6.75%, 10/15/33(b)	587	594,209
		5,315,629
Packaging & Containers — 1.2%
Ball Corp.
2.88%, 08/15/30	657	594,120
3.13%, 09/15/31(a)	405	363,623
5.50%, 09/15/33(a)	295	293,091
6.00%, 06/15/29(a)	500	506,764
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(b)	230	228,760
6.75%, 07/15/30(b)	230	233,650
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(b)	210	208,733
Security	Par (000)	Value
Packaging & Containers (continued)
6.75%, 04/15/32(b)	$703	$669,468
6.88%, 01/15/30(b)	220	218,109
Crown Americas LLC
5.25%, 04/01/30	265	264,415
5.88%, 06/01/33	365	364,257
Graphic Packaging International LLC
3.50%, 03/15/28(b)	175	169,755
3.50%, 03/01/29(b)	170	160,986
3.75%, 02/01/30(a)(b)	195	181,768
6.38%, 07/15/32(a)(b)	260	259,581
Silgan Holdings, Inc., 4.13%, 02/01/28	294	289,673
		5,006,753
Pharmaceuticals — 1.3%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	240	231,389
5.13%, 03/01/30(b)	295	284,458
6.13%, 08/01/28(b)	40	40,000
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(c)	377	388,435
7.00%, 03/10/55, (5-year CMT + 2.89%)(c)	1,113	1,145,994
Elanco Animal Health, Inc., 6.40%, 08/28/28	380	387,595
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	507	533,932
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(b)	395	397,503
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	730	714,651
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	1,029	1,012,654
6.75%, 05/15/34(b)	280	292,342
		5,428,953
Pipelines — 6.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	387	385,791
5.75%, 01/15/28(b)	302	301,768
5.75%, 10/15/33(b)	338	331,985
5.75%, 07/01/34(b)	285	279,346
6.63%, 02/01/32(b)	307	312,461
Buckeye Partners LP
4.13%, 12/01/27	201	197,607
4.50%, 03/01/28(b)	205	202,288
5.60%, 10/15/44	155	134,201
5.85%, 11/15/43	195	173,126
6.75%, 02/01/30(b)	248	254,078
6.88%, 07/01/29(b)	300	306,818
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	205	196,508
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	691	672,784
7.50%, 12/15/33(b)	275	288,210
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(c)	598	598,066
6.55%, 01/15/57, (5-year CMT + 2.34%)(c)	300	296,193
6.70%, 01/15/57, (5-year CMT + 2.22%)(c)	525	517,238
6.75%, 02/15/56, (5-year CMT + 2.48%)(c)	395	396,224
7.13%, 10/01/54, (5-year CMT + 2.83%)(c)	180	183,811
8.00%, 05/15/54, (5-year CMT + 4.02%)(c)	416	436,575
Excelerate Energy LP, 8.00%, 05/15/30(b)	115	120,483
Harvest Midstream I LP
6.75%, 05/15/34(b)	495	496,971
7.50%, 05/15/32(b)	275	281,954

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/30(b)	$387	$370,557
5.13%, 06/15/28(b)	264	262,923
5.50%, 10/15/30(b)	176	175,375
5.88%, 03/01/28(b)	421	423,138
6.50%, 06/01/29(b)	256	260,343
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(b)	355	358,960
6.63%, 01/15/35(b)	310	309,830
7.38%, 07/15/32(b)	290	299,763
Kinetik Holdings LP
5.88%, 06/15/30(b)	481	481,533
6.63%, 12/15/28(b)	529	537,757
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	300	302,320
NuStar Logistics LP, 6.38%, 10/01/30	323	329,510
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	175	170,409
4.95%, 07/15/29(b)	275	271,252
6.75%, 03/15/33(b)	240	244,006
6.88%, 04/15/40(b)	230	231,308
7.50%, 07/15/38(b)	140	147,174
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(a)(c)	320	337,680
7.63%, 03/01/55, (5-year CMT + 3.95%)(c)	225	234,006
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	600	526,322
6.00%, 05/01/36(b)	375	370,620
6.25%, 01/15/30(b)	475	483,487
3.88%, 08/15/29(b)	616	585,795
4.13%, 08/15/31(b)	625	578,956
Venture Global LNG, Inc.
6.38%, 12/15/34(b)	525	511,307
6.63%, 06/15/36(b)	550	539,035
7.00%, 01/15/30(b)	738	749,739
8.38%, 06/01/31(a)(b)	1,130	1,168,192
9.50%, 02/01/29(b)	1,462	1,564,954
9.88%, 02/01/32(b)	922	981,633
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(b)	860	873,625
6.50%, 01/15/34(b)	980	1,011,224
6.50%, 06/15/34(b)	580	598,172
6.75%, 01/15/36(b)	985	1,030,996
7.50%, 05/01/33(b)	589	639,076
7.75%, 05/01/35(b)	610	676,034
		26,001,497
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	300	302,274
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)	250	267,859
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	82	81,999
8.88%, 09/01/31(b)	190	198,724
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	180	186,316
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	323	311,341
4.38%, 02/01/31(b)	350	327,082
5.88%, 03/01/32(b)	260	253,969
6.13%, 03/01/34(b)	245	238,833
Security	Par (000)	Value
Real Estate (continued)
Newmark Group, Inc., 7.50%, 01/12/29	$260	$269,425
		2,437,822
Real Estate Investment Trusts — 3.1%
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	249	226,413
8.50%, 12/15/28(a)(b)	195	186,949
Brandywine Operating Partnership LP
3.95%, 11/15/27	213	207,974
4.55%, 10/01/29(a)	175	163,954
6.13%, 01/15/31(a)	120	115,337
8.30%, 03/15/28	170	176,174
8.88%, 04/12/29	295	309,187
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	285	270,804
Iron Mountain, Inc.
4.50%, 02/15/31(b)	533	504,455
4.88%, 09/15/27(b)	449	447,530
4.88%, 09/15/29(b)	472	460,498
5.00%, 07/15/28(b)	262	259,463
5.25%, 03/15/28(b)	385	383,608
5.25%, 07/15/30(b)	639	624,438
5.63%, 07/15/32(b)	301	294,577
6.25%, 01/15/33(b)	615	617,363
6.25%, 01/15/35(b)	730	720,812
7.00%, 02/15/29(b)	460	467,292
Millrose Properties, Inc.
6.25%, 09/15/32(b)	380	379,679
6.38%, 08/01/30(b)	578	582,273
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	348	339,190
5.88%, 10/01/28(b)	350	349,528
7.00%, 02/01/30(b)	286	290,623
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	305	297,953
5.75%, 03/15/34(b)	351	343,727
6.50%, 04/01/32(b)	487	495,243
6.50%, 06/15/33(a)(b)	321	326,604
7.25%, 07/15/28(b)	163	166,007
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	253	240,991
SBA Communications Corp., 3.13%, 02/01/29	747	713,240
Starwood Property Trust, Inc.
5.25%, 10/15/28(b)	260	257,683
5.75%, 01/15/31(b)	245	241,284
5.88%, 08/15/29(a)(b)	105	105,176
6.00%, 04/15/30(b)	200	200,514
6.13%, 06/01/31(b)	285	284,325
6.50%, 07/01/30(a)(b)	231	234,611
6.50%, 10/15/30(b)	245	248,375
7.25%, 04/01/29(b)	300	309,121
Vornado Realty LP
3.40%, 06/01/31(a)	185	168,313
5.75%, 02/01/33(a)	270	267,713
		13,279,001
Retail — 4.5%
Academy Ltd., 5.88%, 05/15/31(b)	275	272,033
Advance Auto Parts, Inc.
1.75%, 10/01/27	164	157,464
3.50%, 03/15/32(a)	181	158,437
3.90%, 04/15/30	245	229,154

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.95%, 03/09/28	$139	$139,813
7.00%, 08/01/30(a)(b)	475	486,702
7.38%, 08/01/33(a)(b)	440	454,137
Asbury Automotive Group, Inc.
4.50%, 03/01/28	220	217,583
4.63%, 11/15/29(b)	395	383,086
4.75%, 03/01/30(a)	200	193,986
5.00%, 02/15/32(a)(b)	305	290,601
Bath & Body Works, Inc.
5.25%, 02/01/28	189	188,951
6.63%, 10/01/30(b)	415	421,709
7.50%, 06/15/29	174	176,377
6.75%, 07/01/36	285	281,851
6.88%, 11/01/35(a)	382	386,249
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	345	330,455
3.88%, 01/15/28(b)	768	752,500
4.00%, 10/15/30(b)	1,440	1,353,026
4.38%, 01/15/28(b)	375	369,725
5.63%, 09/15/29(b)	243	242,389
6.13%, 06/15/29(b)	578	584,026
FirstCash, Inc.
4.63%, 09/01/28(b)	245	240,472
5.63%, 01/01/30(b)	255	251,033
6.13%, 05/01/34(b)	355	349,957
6.88%, 03/01/32(b)	250	253,592
Gap, Inc.(The)
3.63%, 10/01/29(b)	340	319,851
3.88%, 10/01/31(b)	336	304,540
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	375	361,901
6.38%, 01/15/30(b)	245	246,128
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	189	186,963
Kohl's Corp., 10.00%, 06/01/30(b)	160	172,817
Lithia Motors, Inc.
3.88%, 06/01/29(b)	406	389,797
4.38%, 01/15/31(b)	275	260,320
4.63%, 12/15/27(b)	178	177,143
5.50%, 10/01/30(b)	280	275,990
Macy's Retail Holdings LLC
4.30%, 02/15/43	120	85,619
4.50%, 12/15/34(a)	178	159,940
5.13%, 01/15/42	114	92,504
6.13%, 03/15/32(a)(b)	211	211,630
7.38%, 08/01/33(a)(b)	238	247,661
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	238	221,322
4.75%, 09/15/29	247	242,610
5.88%, 06/01/34(b)	260	257,607
Nordstrom, Inc.
4.25%, 08/01/31(a)	226	210,243
4.38%, 04/01/30(a)	250	238,933
5.00%, 01/15/44	455	327,598
6.95%, 03/15/28	165	167,553
Penske Automotive Group, Inc., 3.75%, 06/15/29	255	243,495
QXO Building Products, Inc., 6.75%, 04/30/32(b)	1,096	1,119,301
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32	306	311,796
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	307	299,022
Security	Par (000)	Value
Retail (continued)
4.88%, 11/15/31(a)(b)	$251	$239,743
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(b)	305	294,386
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	160	158,419
Yum! Brands, Inc.
3.63%, 03/15/31	519	478,942
4.63%, 01/31/32	550	522,505
4.75%, 01/15/30(b)	348	340,425
5.35%, 11/01/43	135	123,637
5.38%, 04/01/32	501	494,311
6.88%, 11/15/37	180	190,668
		19,140,628
Semiconductors — 0.5%
Amkor Technology, Inc., 5.88%, 10/01/33(b)	255	248,041
Entegris, Inc.
3.63%, 05/01/29(a)(b)	201	191,145
4.38%, 04/15/28(b)	180	176,692
4.75%, 04/15/29(b)	757	744,370
5.95%, 06/15/30(a)(b)	458	458,152
ON Semiconductor Corp., 3.88%, 09/01/28(b)	360	347,289
Synaptics, Inc., 4.00%, 06/15/29(b)	195	191,501
		2,357,190
Software — 2.2%
Cloud Software Group LLC
6.63%, 08/15/33(b)	495	431,566
8.25%, 06/30/32(b)	870	823,009
Cloud Software Group, Inc., 6.50%, 03/31/29(b)	1,960	1,915,240
Elastic NV, 4.13%, 07/15/29(b)	280	266,793
Fair Isaac Corp.
4.00%, 06/15/28(b)	447	431,974
6.00%, 05/15/33(b)	745	721,053
6.25%, 09/15/34(b)	495	478,196
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(b)	1,430	1,481,727
Open Text Corp.
3.88%, 02/15/28(b)	457	445,537
3.88%, 12/01/29(b)	429	394,571
Open Text Holdings, Inc.
4.13%, 02/15/30(b)	427	393,925
4.13%, 12/01/31(a)(b)	323	285,005
PTC, Inc., 4.00%, 02/15/28(b)	275	268,903
RingCentral, Inc., 8.50%, 08/15/30(b)	168	175,261
ROBLOX Corp., 3.88%, 05/01/30(b)	501	466,534
Twilio, Inc.
3.63%, 03/15/29	235	225,396
3.88%, 03/15/31(a)	245	228,143
		9,432,833
Telecommunications — 7.8%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(b)	1,045	1,021,496
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(b)	775	755,838
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	1,155	1,227,483
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	500	504,164
7.00%, 09/15/55, (5-year CMT + 2.36%)(c)	570	574,537
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(b)	945	943,416
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(b)(c)	305	291,520
Ciena Corp., 4.00%, 01/31/30(b)	194	184,104
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	880	897,610
Core Scientific Finance I LLC, 7.75%, 05/15/31(b)	1,610	1,576,553
Edged Compute LLC, 7.50%, 04/30/31(a)(b)	630	597,175

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
ELK Grove Village Property LLC, 7.50%, 06/15/31(b)	$440	$423,831
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	165	162,078
Series 2034, 6.00%, 09/30/34(b)	285	274,645
Series 2036, 7.20%, 07/18/36(b)	245	248,658
Series 2038, 7.72%, 06/04/38(b)	256	265,481
Flash Compute LLC, 7.25%, 12/31/30(b)	625	631,139
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(b)	1,690	1,694,597
Iliad Holding SAS
7.00%, 04/15/32(b)	420	423,630
8.50%, 04/15/31(b)	500	525,951
Level 3 Financing, Inc.
6.88%, 06/30/33(b)	965	976,531
7.00%, 03/31/34(b)	1,190	1,210,489
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)(b)	2,730	2,623,074
Millicom International Cellular SA
4.50%, 04/27/31(b)	345	316,868
5.13%, 01/15/28(b)	235	232,361
6.25%, 03/25/29(b)	355	355,207
7.38%, 04/02/32(b)	280	286,789
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(b)	2,220	2,090,394
Rogers Communications, Inc.
7.00%, 04/15/55, (5-year CMT + 2.65%)(c)	550	553,301
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	525	529,857
SE COSMOS LLC, 8.88%, 05/01/31(b)	505	498,074
SES AMERICOM, Inc., 5.30%, 03/25/44(b)	195	147,541
Stingray Compute LLC, 6.00%, 06/15/31(a)(b)	425	414,620
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)(b)	1,810	1,680,758
Telecom Italia Capital SA
6.00%, 09/30/34	251	253,555
6.38%, 11/15/33	260	267,512
7.20%, 07/18/36	260	280,405
7.72%, 06/04/38	246	275,184
TELUS Corp.
6.38%, 06/09/56, (5-year CMT + 2.69%)(c)	395	389,942
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	319	317,962
6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	365	356,484
7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	390	393,121
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	200	188,693
VMED O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	689	548,188
4.75%, 07/15/31(b)	710	561,289
6.75%, 01/15/33(b)	435	348,250
7.75%, 04/15/32(b)	340	285,941
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(c)	495	453,690
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	430	320,664
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(c)	974	1,000,298
WULF Compute LLC, 7.75%, 10/15/30(b)	1,596	1,657,698
Yondr JK 1 LLC, 6.88%, 06/30/31(a)(b)	335	319,058
		33,357,704
Transportation — 0.6%
Danaos Corp., 6.88%, 10/15/32(b)	255	260,515
Security	Par (000)	Value
Transportation (continued)
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(b)	$305	$292,736
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	360	362,063
Rand Parent LLC, 8.50%, 02/15/30(b)	413	423,383
RXO, Inc., 6.38%, 05/15/31(b)	200	199,573
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	255	262,842
XPO CNW, Inc., 6.70%, 05/01/34(a)	158	163,037
XPO, Inc.
7.13%, 06/01/31(b)	228	234,052
7.13%, 02/01/32(b)	301	310,327
		2,508,528
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC
5.50%, 05/01/28(b)	497	495,349
5.88%, 04/15/33(a)(b)	271	267,372
7.00%, 05/01/31(b)	329	338,142
7.00%, 06/15/32(b)	380	387,989
7.88%, 12/01/30(b)	230	239,643
		1,728,495
Total Long-Term Investments — 97.8% (Cost: $422,510,466)		416,526,164
	Shares
Short-Term Securities
Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	50,550,822	50,565,987
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	2,450,000	2,450,000
Total Short-Term Securities — 12.5% (Cost: $53,000,190)		53,015,987
Total Investments — 110.3% (Cost: $475,510,656)		469,542,151
Liabilities in Excess of Other Assets — (10.3)%		(43,797,917)
Net Assets — 100.0%		$425,744,234

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® BB Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$41,148,602	$9,431,141 (a)	$—	$(7,205)	$(6,551)	$50,565,987	50,550,822	$128,595 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,090,000	—	(6,640,000)(a)	—	—	2,450,000	2,450,000	85,241	—
				$(7,205)	$(6,551)	$53,015,987		$213,836	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$416,526,164	$—	$416,526,164
Short-Term Securities
Money Market Funds	53,015,987	—	—	53,015,987
	$53,015,987	$416,526,164	$—	$469,542,151

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate